INVESCO SPECIALTY FUNDS, INC.
                      INVESCO Worldwide Capital Goods Fund
                      INVESCO Worldwide Communications Fund
                       INVESCO European Small Company Fund
                       INVESCO Latin American Growth Fund
                            INVESCO Asian Growth Fund
                               (December 1, 1996)

                               INVESCO Realty Fund
                                (January 1, 1997)

                    Supplement to Prospectuses of Above Funds
                   Dates of Which Are Indicated in Parenthesis


A.    The   Section   of   all   of  the   above-named   Funds'   Prospectuses
      entitled   "The  Fund(s)  And  Their/Its   Management"   is  amended  to
      delete the first paragraph in its entirety.

B. The Section of the INVESCO Worldwide Capital Goods and INVESCO Worldwide Communications Funds' Prospectus entitled "The Fund and Their Management" is amended to (1) delete the fourth paragraph, and (2) substitute the following paragraph in its place:

                  INVESCO is an indirect wholly owned subsidiary of AMVESCO PLC.
            AMVESCO PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., thus creating one of the largest independent investment management businesses in the world. Subject to obtaining shareholder approval at its regular
            Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. INVESCO and INVESCO Trust Company will continue to operate under their existing names. AMVESCO has approximately $165 billion in assets under management. INVESCO was established in 1932 and, as of July 31, 1996, managed 14 mutual funds, consisting of 39 separate portfolios, with combined assets of approximately $12.2 billion on behalf of over 821,000 shareholders.

C. The Section of the INVESCO European Small Company Fund's Prospectus entitled "The Fund and Its Management" is amended to (1) delete the fourth paragraph, and (2) substitute the following paragraph in its place:

                  INVESCO is an indirect wholly owned subsidiary of AMVESCO PLC.
            AMVESCO PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an



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            international basis. INVESCO PLC changed its name to AMVESCO PLC on
            March 3, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., thus creating one of the largest independent investment management businesses in the world. Subject to obtaining shareholder approval at its regular Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. INVESCO and INVESCO Asset Management Limited will continue to operate under their existing names.
            AMVESCO has approximately $165 billion in assets under management. INVESCO was established in 1932 and, as of July 31, 1996, managed 14 mutual funds, consisting of 39 separate portfolios, with combined assets of approximately $12.2 billion on behalf of over 821,000 shareholders.

D. The Section of the INVESCO Latin American Growth Fund Prospectus entitled "The Fund and Its Management" is amended to (1) delete the fourth paragraph, and (2) substitute the following paragraph in its place:

                  INVESCO is an indirect wholly owned subsidiary of AMVESCO PLC.
            AMVESCO PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., thus creating one of the largest independent investment management businesses in the world. Subject to obtaining shareholder approval at its regular
            Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. INVESCO and INVESCO Asset Management Limited will continue to operate under their existing names. AMVESCO has approximately $165 billion in assets under management. INVESCO was established in 1932 and, as of July 31, 1996, managed 14 mutual funds, consisting of 39 separate portfolios, with combined assets of approximately $12.2 billion on behalf of over 821,000 shareholders.

E. The Section of the INVESCO Asian Growth Fund Prospectus entitled "The Fund And Its Management" is amended to (1) delete the fourth paragraph, and (2) substitute the following paragraph in its place:

                  INVESCO is an indirect wholly owned subsidiary of AMVESCO PLC.
            AMVESCO PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on

            March 3, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., thus creating one of the largest independent investment management businesses in the world. Subject to obtaining shareholder approval at its regular
            Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. INVESCO and INVESCO Asia Limited will continue to operate under their existing names. AMVESCO has approximately $165 billion in assets under management. INVESCO was established in 1932 and, as of July 31, 1996, managed 14 mutual funds, consisting of 39 separate portfolios, with combined assets of approximately $12.2 billion on behalf of over 821,000 shareholders.

F. The Section of the INVESCO Realty Fund Prospectus entitled "The Fund And Its Management" is amended to (1) delete the last paragraph, and (2) substitute the following paragraph in its place:

                  IFG is an indirect  wholly  owned  subsidiary  of AMVESCO PLC.
            AMVESCO PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., thus creating one of the largest independent investment management businesses in the world. Subject to obtaining shareholder approval at its regular
            Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. IFG and IRAI will continue to operate under their existing names. AMVESCO has approximately $165 billion in assets under management. IFG was established in 1932 and, as of August 31, 1996, managed 14 mutual funds, consisting of 39 separate portfolios, with combined assets of approximately $12.8 billion on behalf of over 827,000 shareholders. IRAI (founded in 1983 and acquired by INVESCO in 1990) is a registered investment adviser that currently manages $2.7 billion of assets (both securities and direct investments in real estate) for its clients. IRAI's clients include corporate plans and public pension funds, as well as endowment and foundation accounts. It presently serves as sub-adviser to one other INVESCO mutual fund portfolio. As of December 31, 1995, the portfolio of direct investments in real estate managed by IRAI for its clients contained 105 properties totalling more than 306.6 million square feet of commercial real estate and 13,651 apartment units.

The date of this Supplement is March 31, 1997.


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                          INVESCO SPECIALTY FUNDS, INC.

              Supplement to Statement of Additional Information
                              dated January 1, 1997

The Section of the INVESCO Specialty Funds, Inc. Statement of Additional Information entitled "The Fund And Their Management" is amended to (1) delete the eighth and ninth paragraphs and (2) substitute the following new paragraphs in their place:

            INVESCO is an indirect wholly owned subsidiary of AMVESCO PLC, a publicly-traded holding company that, through its subsidiaries engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., thus creating one of the largest independent investment management businesses in the world with approximately $165 billion in assets under management. Subject to obtaining shareholder approval at its regular Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. INVESCO was established in 1932 and as of July 31, 1996, managed 14 mutual funds, consisting of 39 separate portfolios, on behalf of over 821,000 shareholders. AMVESCO PLC's other North American subsidiaries include the following:

            --INVESCO Capital Management, Inc. of Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies.

            --INVESCO    Management    &    Research,    Inc.    of    Boston,
      Massachusetts,     primarily     manages     pension    and    endowment
      accounts.

            --PRIMCO     Capital     Management,     Inc.    of    Louisville,
      Kentucky,   specializes   in   managing   stable   return   investments,
      principally on behalf of Section 401(k) retirement plans.

            --INVESCO Realty Advisors of Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCO PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

            --A I M   Advisors,    Inc.   of   Houston,   Texas    provides
      investment   advisory  and   administrative   services  for  retail  and
      institutional mutual funds.

            --A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

            --A I M   Distributors,   Inc.  and  Fund   Management   Company
      of   Houston,   Texas  are   registered   broker-dealers   that  act  as
      the  principal   underwriters  for  retail  and   institutional   mutual
      funds.

            The corporate headquarters of AMVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

This supplement is dated March 31, 1997.